Cash and Cash Equivalents and Time Deposit - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Time deposit	$ 25,000	$ 0
Maturity of time deposit	3 months 6 days